IMPAIRMENT LOSS ON VESSELS (Details)	1 Months Ended	6 Months Ended
	Mar. 31, 2023 USD ($) vessel	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Impairment loss on vessels		$ 11,780,000	$ 0
Capesize vessels, Golden Feng and Golden Shui
Property, Plant and Equipment [Line Items]
Number of vessels held for sale | vessel	2
Proceeds from sale of vessels	$ 43,600,000
Impairment loss on vessels held for sale	$ 11,800,000	$ 11,800,000
Vessels
Property, Plant and Equipment [Line Items]
Impairment loss on vessels			$ 0